DEBT - Seller's Credit and Deferred Charges Additional Information (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2017 vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 vessel
Debt Instrument [Line Items]
Amortization of purchase price adjustment		$ 10,360,000	$ 9,494,000
Number of vessels acquired | vessel	16			2
Deferred charges		$ 3,900,000	5,400,000
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Principal amount			4,800,000
Amortization of purchase price adjustment			$ 8,300